Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Number of Common Shares	Number of Class "B" Common Shares	Share Capital	Share Subscriptions Received	Share Purchase Warrant Reserve	Deficit	Total
Beginning Balance share at Dec. 31, 2014	1,622,150
Beginning Balance Amount at Dec. 31, 2014			$ 3,241,848		$ 18,600	$ (3,789,794)	$ (529,346)
Shares Issued for Cash, Shares	5,000
Shares Issued for Cash, Amount			32,000	25,998			57,998
Fair Value of Share Purchase Warrants Expired					(18,600)	18,600
Net Comprehensive Loss						(557,433)	(557,433)
Ending Balance, Shares at Dec. 31, 2015	1,661,150
Ending Balance, Amount at Dec. 31, 2015			3,358,848	25,998		(4,328,627)	(943,781)
Shares Issued for Services, Shares	250,000
Shares Issued for Services, Amount			15,000				15,000
Shares Issued in Settlement of Debts, Shares	41,000,000
Shares Issued in Settlement of Debts, Amount			276,983				276,983
Shares Held in Escrow and Returned to Treasury, Shares	(1,500)
Shares Held in Escrow and Returned to Treasury, Amount			(5,374)				(5,374)
Shares Subscriptions Received, Net of Issuance Costs				308,977			308,977
Net Comprehensive Loss						(172,969)	(172,969)
Ending Balance, Shares at Dec. 31, 2016	42,909,650
Ending Balance, Amount at Dec. 31, 2016			3,645,457	334,975		(4,501,596)	(521,164)
Shares Issued, shares	2,500,000
Shares Issued, amount			334,975	(334,975)
Shares Issued for Cash, Shares		100,000
Shares Issued for Cash, Amount			100				100
Shares Issued for Services, Shares	250,000
Shares Issued for Services, Amount			21,896				21,896
Shares Issued in Settlement of Debts, Shares	4,000,000
Shares Issued in Settlement of Debts, Amount			$ 103,779				$ 103,779
Shares Held in Trust	1,500
Net Comprehensive Loss						$ (674,520)	$ (674,520)
Ending Balance, Shares at Dec. 31, 2017	49,661,150	100,000
Ending Balance, Amount at Dec. 31, 2017			$ 4,106,207			$ (5,176,116)	$ (1,069,909)